Document and Entity Information	12 Months Ended
Jul. 02, 2011
Document Entity Information [Abstract]
Entity Registrant Name	Sysco Corporation
Entity Central Index Key	0000096021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 02, 2011